Segment Information (Details) - Schedule of Revenues from products and services, and gross profit - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment revenue:
Total revenue from continuing operations	$ 36,709,931	$ 53,305	$ 330,000
Total revenue from discontinued operations			379,630
Cost of revenue
Total cost of revenue from continuing operations	(30,112,363)	(38,534)	(222,798)
Total cost of revenue from discontinued operations			(199,888)
Gross profit	6,597,568	14,771	286,944
Sales of cryptocurrency mining machine and standardized computing equipment [Member]
Segment revenue:
Segment revenue	36,709,931
Cost of revenue
Cost of revenue	(30,112,363)
Technical support plans [Member]
Segment revenue:
Segment revenue		53,305	83,731
Cost of revenue
Cost of revenue		(38,534)	(60,529)
Software customization services [Member]
Segment revenue:
Segment revenue			246,269
Cost of revenue
Cost of revenue			$ (162,269)